Net finance costs (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Net Finance Costs

	2025	2024	2023
	US$M	US$M	US$M
Financial expenses
Interest expense using the effective interest rate method:
Interest on bank loans, overdrafts and all other borrowings	1,325	1,467	997
Interest capitalised at 5.97% (2024: 6.82%; 2023: 5.71%) 1	(595)	(530)	(271)
Interest on lease liabilities	169	181	130
Discounting on provisions and other liabilities	975	1,064	1,293
Other gains and losses:
Fair value change on hedged loans	263	(214)	(803)
Fair value change on hedging derivatives	(290)	188	691
Exchange variations on net debt	(94)	27	9
Other	18	15	14

Total financial expenses	1,771	2,198	2,060

Financial income
Interest income	(603)	(709)	(529)
Other	(57)	–	–

Total financial income	(660)	(709)	(529)

Net finance costs	1,111	1,489	1,531

1
Interest has been capitalised at the rate of interest applicable to the specific borrowings financing the assets under construction or, where financed through general borrowings, at a capitalisation rate representing the average interest rate on such borrowings. Tax relief for capitalised interest is approximately US$179 million (2024: US$159 million; 2023: US$81 million).